Consolidated Statement of Cash Flows (Parenthetical) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement of cash flows [abstract]
Taxes paid	₨ 25,149	₨ 28,105	₨ 26,347